Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Jun. 19, 2023
Ultra-Short Municipal Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ticker: JMST
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES1(Expenses that you pay each year as a percentage of the valueof your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTWOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include variable rate demand obligations, variable rate demand preferred securities, short-term municipal notes, municipal bonds, tax exempt commercial paper, private activity and industrial development bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes or other short term notes, private placements and participations in pools of municipal securities. At times, the Fund may invest a significant amount of its assets in municipal securities that may be subject to the federal alternative minimum tax for individuals.Municipal securities also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities.The Fund invests in a portfolio of municipal securities with an average weighted maturity of two years or less. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in the Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.The securities in which the Fund invests may have fixed rates of return or floating or variable rates.Up to 100% of the Fund’s assets may be invested in short-term municipal instruments such as variable rate demand notes, short-term municipal notes and tax-exempt commercial paper. Their yields will vary as interests rates change.The Fund may invest more than 25% of its total assets in municipal obligations, the interest upon which is paid from revenues of projects within a single sector, such as housing or healthcare.The Fund also invests in municipal mortgage-backed and asset-backed securities, as well as auction rate securities and restricted securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser’s discretion.As part of its investments in municipal securities, the Fund invests primarily in investment grade securities or the unrated equivalent. Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. Up to 10% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds). Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. The market for municipal junk bonds is small and relatively less liquid than taxable junk bonds. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.The Fund may also invest in zero-coupon securities.Up to 20% of the Fund may be invested in money market funds, including affiliated money market funds, or cash.There may be times when there are not enough municipal securities available to meet the Fund’s needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. The adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the legal and technical structure of the transaction. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across sectors to seek to identify financially material issues with respect to the Fund’s investments in municipal issues and ascertain key issues that merit engagement with municipal issuers.These assessments may not be conclusive and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Shares over the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the Bloomberg 1 Year Municipal Bond Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Shares over the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-457-6383 (844-4JPM ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter2nd quarter, 20201.26%Worst Quarter1st quarter, 2022-0.75%The Fund’s year-to-date total returnthrough3/31/23was0.99%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Ultra-Short Municipal Income ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money investing in the Fund.
Ultra-Short Municipal Income ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Ultra-Short Municipal Income ETF | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on interest rates. If rates increase, the value of the Fund’s investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, ormagnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
Ultra-Short Municipal Income ETF | Municipal Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments.In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments.
Ultra-Short Municipal Income ETF | Mortgage Related and Other Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Related and Other Asset-Backed Securities Risk.Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, mortgage-related and asset-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain mortgage-related and asset-backed securities may face valuation difficulties and may be less liquid than other types of mortgage-related and asset-backed securities, or debt securities.These securities are also subject to prepayment and call risk. In either periods of rising or declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.
Ultra-Short Municipal Income ETF | Debt Securities and Other Callable Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.
Ultra-Short Municipal Income ETF | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Ultra-Short Municipal Income ETF | Alternative Minimum Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Alternative Minimum Tax Risk. The Fund may invest its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax.
Ultra-Short Municipal Income ETF | Taxability Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax.
Ultra-Short Municipal Income ETF | Zero-Coupon and Deferred Payment Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Zero-Coupon and Deferred Payment Securities Risk. The market value of a zero-coupon or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree in changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
Ultra-Short Municipal Income ETF | Restricted Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Private placements are generally subject to strict restrictions on resale. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may as a result be unable to sell the securities. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses.
Ultra-Short Municipal Income ETF | Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero-coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Ultra-Short Municipal Income ETF | Cash Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in kind.
Ultra-Short Municipal Income ETF | General Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
Ultra-Short Municipal Income ETF | Industry and Sector Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Fund’s Shares may fluctuate in response to events affecting that industry or sector.
Ultra-Short Municipal Income ETF | ETF Shares Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Shares Trading Risk. Shares are listed for trading on the Cboe BZX Exchange, Inc. (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.
Ultra-Short Municipal Income ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Ultra-Short Municipal Income ETF | Floating and Variable Rate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Ultra-Short Municipal Income ETF | Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. The Fund may invest more than 25% of its Assets in municipal securities, the interest upon which is paid from revenues of projects within a single sector, such as housing and healthcare. As a result, the Fund could be more susceptible to developments which affect those sectors.
Ultra-Short Municipal Income ETF | Net Asset Value Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Net Asset Value Risk. The Fund is not a money market fund. Therefore, the Fund does not attempt to maintain a stable net asset value and is not subject to the rules that govern the diversity, quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund’s investments. Unlike certain money market funds, the Fund’s net asset value per share will fluctuate. Because the Fund is not a money market fund, it does not qualify for the special money market fund tax treatment or tax accounting methods under Treasury regulations.
Ultra-Short Municipal Income ETF | High Yield Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Securities Risk. The Fund may invest in securities that are issued by municipalities that are highly leveraged, less creditworthy or financial distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the high yield market. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing high yield securities, increase the claims against assets that are permitted against collateral securing high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the high yield securities issued by such borrowers. Each of these factors might negatively impact the high yield instruments held by the Fund.
Ultra-Short Municipal Income ETF | Auction Rate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Auction Rate Securities Risk. The auction rate municipal securities the Fund will purchase will typically have a long-term nominal maturity for which the interest rate is regularly reset through a “Dutch” auction. The interest rate set by the auction is the lowest interest rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities, which may adversely affect the liquidity and price of auction rate securities. Moreover, between auctions, there may be no secondary market for these securities, and sales conducted on a secondary market may not be on terms favorable to the seller. Thus, with respect to liquidity and price stability, auction rate securities may differ substantially from cash equivalents, notwithstanding the frequency of auctions and the credit quality of the security.
Ultra-Short Municipal Income ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[1]
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	58
5 Years	rr_ExpenseExampleYear05	101
10 Years	rr_ExpenseExampleYear10	$ 230
2019	rr_AnnualReturn2019	2.15%
2020	rr_AnnualReturn2020	2.00%
2021	rr_AnnualReturn2021	0.29%
2022	rr_AnnualReturn2022	0.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.75%)
1 Year	rr_AverageAnnualReturnYear01	0.14%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2018
Ultra-Short Municipal Income ETF | Return After Taxes on Distributions | ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.25%
Ultra-Short Municipal Income ETF | Return After Taxes on Distributions and Sale of Fund Shares | ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.53%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.19%
Ultra-Short Municipal Income ETF | BLOOMBERG 1 YEAR MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.13%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.98%

[1]	The Fund's management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.